Note 26 Retained earnings, revaluation reserves and other reserves (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 32,559	€ 31,841
Revaluation reserves	0	0
Other reserves	1,872	(1,857)
Total retained earnings revaluation reserves and other reserves	€ 34,431	€ 29,984